Share Capital - Additional Information (Detail) ¥ in Millions		6 Months Ended			12 Months Ended
	Feb. 20, 2019 USD ($) shares	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Shares held for share award schemes | ¥		¥ 31		¥ 19
Repurchase of shares | ¥		¥ 134
American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Repurchase of shares | $			$ 19,000,000
Shares repurchased during the period		1,936,742	1,936,742
Class A Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Proceed from issuance of shares | $	$ 1,800,000
Issuance of ordinary shares	280,512
Share schemes trust withheld		752,264	752,264	382,418
Shares held for share award schemes | ¥		¥ 31		¥ 19
Shares held for share scheme Trust		16,995,518	16,995,518		31,310,524
Class A Ordinary Shares in Form Of American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Repurchase of shares | $					$ 400,000,000